Financial Instruments (Schedule of Maximum Exposure to Credit Risk for Trade Receivables By Geographic Region) (Details) - Trade Receivables [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	$ 35,548	$ 44,137
Israel [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	35,291	44,058
Other regions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	$ 257	$ 79